Term Loans (Details) € in Thousands, R in Thousands	1 Months Ended				12 Months Ended
	Feb. 28, 2026 ZAR (R)	Jan. 31, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Sep. 30, 2024 EUR (€)	Feb. 28, 2026 ZAR (R)	Feb. 28, 2025 ZAR (R)	Feb. 26, 2025	Jun. 30, 2024 ZAR (R)
Term Loans [Line Items]
Interest rate	9.50%				9.50%
Extended loan (in Rand)	R 448,652				R 448,652	R 314,953
Value Ratio Percentage	62.00%				62.00%		68.00%
Coverage ratio	1.77				1.77	1.45
Secured loan (in Euro) | €		€ 80	€ 1,000	€ 2,000
Bear interest rate		3.50%		0.75%
First Rand Bank Limited [Member]
Term Loans [Line Items]
Mortgage bond (in Rand)					R 65,000
Interest rate	1.15%				1.15%
Monthly installments					60 months
Cartrack Proprietary Limited [Member]
Term Loans [Line Items]
Mortgage bond (in Rand)					R 60,000
Standard Bank of South Africa Limited [Member]
Term Loans [Line Items]
Mortgage bond (in Rand)	R 440,000
Interest rate	1.75%				1.75%			1.50%
Extended loan (in Rand)								R 250,000